NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue				$ 315,370	$ 936,428
Number of Warrants Outstanding				1,587,553
Number of incentive stock options				451,898
Product warranty Period				90 days
Reverse split	1-for-14
Cash, uninsured balance		$ 6,646,955		$ 3,490,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share		1,587,553
Employee Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share		471,898
Series B convertible preferred stock [Member]
Antidilutive securities excluded from computation of earnings per share		243,571
Series C convertible preferred stock [Member]
Antidilutive securities excluded from computation of earnings per share		818,182
Revenue | Outside of United States [Member]
Concentration of Credit Risk				51.00%	59.00%
Customer A [Member] | Revenue
Concentration of Credit Risk			44.00%	45.00%	48.00%
Customer A [Member] | Accounts Receivable
Concentration of Credit Risk		56.00%		56.00%	68.00%
Customer B [Member] | Revenue
Concentration of Credit Risk		79.00%	13.00%	23.00%	13.00%
Customer B [Member] | Accounts Receivable
Concentration of Credit Risk		30.00%		30.00%	10.00%
Vendor one [Member] | Accounts Payable [Member]
Concentration of Credit Risk				36.00%	15.00%
Vendor Two [Member] | Accounts Payable [Member]
Concentration of Credit Risk					13.00%
Vendor Three [Member] | Accounts Payable [Member]
Concentration of Credit Risk					12.00%
Supplier one [Member]
Concentration of Credit Risk				11.00%	28.00%
Customer C [Member] | Revenue
Concentration of Credit Risk			13.00%		10.00%
Series B convertible preferred stock [Member]
Number of Shares upon Conversion				243,571
Minimum [Member]
Estimated economic life of the property and equipment				3 years
Product warranty Period				12 months
Maximum [Member]
Estimated economic life of the property and equipment				5 years
Product warranty Period				36 months
Patents and Trademarks [Member]
Estimated economic life of the property and equipment				17 years